13F-HR
          06/30/2012

             0000846633
             e$e3akrv

          NONE
     1

            STEVE WALLACE
           (703) 243-4433

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2437

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      08/14/2012

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                35
FORM 13F Information Table Value Total:                            238,822
List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Achillion                     COM     00448Q201	      121	     19545	  SH	SOLE		   19545
AMKOR			      COM     031652100	       61	     12431	  SH	SOLE		   12431
ASPEN TECHNOLOGY              COM     045327103       256            11059        SH    SOLE               11059
Brocade	                      COM     111621306	       76	     15498	  SH	SOLE		   15498
ENTEGRIS	              COM     29362U104        93	     10947	  SH    SOLE               10947
Giant Interctive	      COM     374511103	      106            22484        SH    SOLE               22484
GT Advanced                   COM     36191U106       136            25710        SH    SOLE               25710
Harmonic                      COM     413160102        52            12283        SH    SOLE               12283
Hot Topic                     COM     441339108       134            13809        SH    SOLE               13809
Hyperdynamics                 COM     448954107       124           148143        SH    SOLE              148143
Kulicke & Soffa               COM     501242101        91            10209        SH    SOLE               10209
Magnun Hunter                 COM     55973B102        98            23493        SH    SOLE               23493
Novagold                      COM     66987E206        99            18844        SH    SOLE               18844
Nu Skin                       COM     67018T105       230             4904        SH    SOLE                4904
Parker Drilling               COM     701081101        64            14248        SH    SOLE               14248
Patriot Coal                  COM     70336T104        37            30601        SH    SOLE               30601
Richmont Mines                COM     76547T106        83            17899        SH    SOLE               17899
Rite Aid                      COM     767754104        63            45058        SH    SOLE               45058
Solarwinds                    COM     83416B109       139             3180        SH    SOLE                3180
Uranerz                       COM     91688T104        79            54578        SH    SOLE               54578
Vaalco                        COM     91851C201       128            14781        SH    SOLE               14781
Vitamin Shoppe                COM     92849E101       263             4781        SH    SOLE                4781
Vonage                        COM     92886T201        38            19111        SH    SOLE               19111
Western Digital               COM     038C93054       114             3743        SH    SOLE                3743
ipath GSCI                    ETF     06738C794      1791            58250        SH    SOLE               58250
ishares MSCI Canada           ETF     464286509     35005          1354689        SH    SOLE             1354689
ishares MSCI EAFE             ETF     464287465    102902          2059680        SH    SOLE             2059680
ishares MSCI EM Index         ETF     464287234     10084           257660        SH    SOLE              257660
ishares MSCI Taiwan           ETF     464286731       199            16300        SH    SOLE               16300
ishares Russell 3000          ETF     464287689      4254            52810        SH    SOLE               52810
ishares S&P 100 Index         ETF     464287101     33079            49285        SH    SOLE               49285
S&P 500 Depository            ETF     78462F103      4919            36140        SH    SOLE               36140
S&P GSCI Commodity Index      ETF     46428R107       716            23530        SH    SOLE               23530
Vanguard MSCI EM Index        ETF     922042858     40630          1017519        SH    SOLE             1017519
Barclays Capital              ETF     78464A417      2558            64820        SH    SOLE               64820